Schedule of outstanding stock options (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Share-Based Payment Arrangement [Abstract]
Number of options outstanding, Beginning		546
Weighted average exercise price outstanding, Beginning		€ 1.00
Weighted average remaining contractual term outstanding, Beginning		1 year
Aggregate intrinsic value outstanding, Beginning		€ 584,132
Number of options exercisable, Beginning
Weighted average exercise price exercisable, Beginning
Aggregate intrinsic value exercisable, Beginning
Number of options granted		169
Weighted average exercise price granted		€ 1.00
Aggregate intrinsic value granted		€ 183,831
Number of options vested and exercised		715
Weighted average exercise price vested and exercised		€ 1.00
Aggregate intrinsic value vested and exercised		€ 777,920
Number of options outstanding, Ending	147,783
Weighted average exercise price outstanding, Ending	€ 6.38
Aggregate intrinsic value outstanding, Ending	€ 29,878
Number of options exercisable, Ending	147,783
Weighted average exercise price exercisable, Ending	€ 6.38
Aggregate intrinsic value exercisable, Ending	€ 29,878
Number of options granted and immediately vested	147,783
Weighted average exercise price granted and immediately vested	€ 6.38
Weighted average remaining contractual term granted and immediately vested	2 years
Aggregate intrinsic value granted and immediately vested
Number of options cancelled or forfeited
Weighted average exercise price cancelled or forfeited
Aggregate intrinsic value cancelled or forfeited
Weighted Average Remaining Contractual Term exercisable, Ending	1 year 9 months 25 days